Demonstration Plant (Tables)	9 Months Ended
Sep. 30, 2025
Demonstration Plant
Schedule of Demonstration Plant Cost	Demonstration Plant operation costs are comprised of the following (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Personnel	$873	$776	$2,362	$3,054
Reagents	8	21	48	38
Repairs and maintenance	28	31	84	49
Supplies	141	56	442	767
Test work	3	59	11	401
Office trailer	19	70	42	114
Other	31	26	106	91
Total costs	$1,103	$1,039	$3,095	$4,514